ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE－10 ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2024	2023
	$’000	$’000
Trade creditors	5,562	3,440
Accrued expenses	1,081	812
Other payables	297	506
Accounts payable and accrued liabilities	6,940	4,758